LEASES - Net investment in sales-type leases (Details) ₫ in Millions	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)
LEASES
Gross lease receivables	₫ 904,418	$ 37,895,667	₫ 149,417
Received cash	(53,765)	(2,252,786)	(2,649)
Unearned interest income	(142,436)	(5,968,156)	(59,258)
Net investment in sales-type leases	708,217	29,674,725	87,510
Current net investment in sales-type lease	87,552	3,668,482	5,448
Non-current net investment in sales-type lease	₫ 620,665	$ 26,006,243	₫ 82,062